[LOGO OF EATON VANCE                                [PHOTO OF STOCK CERTIFICATE
   APPEARS HERE]                                             APPEARS HERE]



Semiannual Report July 31, 1997



                                      EV

                                   MARATHON

[PHOTO OF STATUE OF                HIGH YIELD
PAUL REVERE APPEARS
      HERE]                     MUNICIPALS FUND

                                  Eaton Vance
                     Global Management-Global Distribution


[PHOTO OF BOSTON HARBOR
   APPEARS HERE]

                                                                        Marathon

EV Marathon High Yield Municipals Fund as of July 31, 1997
INVESTMENT UPDATE

[PHOTO OF THOMAS M. METZOLD, PORTFOLIO MANAGER APPEARS HERE]

Investment Environment
--------------------------------------------------------------------------------
The Economy

 . The U.S. economy posted solid growth in the first half of the year. Gross domestic product advanced a robust 3.6% in the second quarter, while unemployment fell to a 24-year low of 4.8%. Despite the strong economic climate, inflation remained in the 2-to-3% range.

 . While inflation seemed generally in check, the Federal Reserve nonetheless maintained a vigilant policy. In March, the Fed raised its Federal funds target rate - a key short-term rate barometer - to 5.5%.

 . The municipal market modestly outperformed the Treasury market in the first half of 1997. In a volatile interest rate environment, the high-yield segment of the municipal market fared slightly better than the investment grade sector.

Management Update
--------------------------------------------------------------------------------
 . Industrial development bonds remained the largest market sector weighting in the Portfolio. Within that sector, we were diversified across a wide spectrum of economic activity, including the paper industry, waste disposal, resource recovery, and energy projects.

 . We continued to find value in assisted living and life care bonds. These non-rated issues require especially intensive research - a specialty at Eaton Vance- and have provided excellent income for the Fund.

 . In a highly volatile period, the Fund benefitted from its credit-driven bonds, which, unlike more interest rate-sensitive bonds, tend to ignore rate fluctuations and respond to the underlying fundamentals of issuers.

The Fund
--------------------------------------------------------------------------------
 . During the six months ended July 31, 1997, the Fund had a total return of 8.3%./1/ This return resulted from a rise in net asset value per share to $11.18 on July 31, 1997 from $10.62 on January 31, 1997, and the reinvestment of $0.302 per share in tax-free income./2/
 . Based on the Fund's most recent dividend, and a net asset value of $11.18 per share, the Fund's distribution rate on July 31, 1997 was 5.46%. To equal 5.46% in a taxable investment, a couple in the 36.00% federal tax bracket would need a yield of 8.53%. The Fund's SEC yield at July 31 was 5.27%./3/
 . The Fund's one-year return of 14.1% ranked it #4 among 47 High Yield Municipal
  Debt funds, according to Lipper Analytical Services, Inc./4/

Your Investment at Work
--------------------------------------------------------------------------------
  Glen Cove NY Industrial Development Agency                 [ARTWORK APPEARS
  The Regency at Glen Cove                                         HERE]

 . These bonds were issued to finance the construction of an Adult Home for elderly residents who require assistance with daily living activities and other rehabilitation care.
 . Consisting of 96 living units, the Regency is a good example of municipal bonds funding a novel approach to serving the life care needs of older citizens.
 . These non-rated, zero-coupon bonds afforded the Portfolio additional capital appreciation potential while providing a good balance to the Portfolio's predominantly higher-yielding holdings.
--------------------------------------------------------------------------------
/1/ This return does not include the Fund's maximum 5% contingent deferred sales charge (CDSC).
/2/ A portion of the Fund's income could be subject to federal income tax or alternative minimum tax.
/3/ The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result.
/4/ Lipper rankings are based on total return and do not take sales charges into consideration.
/5/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC average annual returns reflect applicable CDSC on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year. Past performance is not indicative of future results. The value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
/6/ Because the Fund is actively managed, sector weightings and Portfolio overview are subject to change.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------
Fund Information
as of July 31, 1997


Performance/5/
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                                                   14.1%
Life of Fund (8/7/95)                                                      12.1

SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------
One Year                                                                    9.1%
Life of Fund (8/7/95)                                                       9.9

5 Largest Sectors/6/
--------------------------------------------------------------------------------
By total investments

                            [BARGRAPH APPEARS HERE]
Industrial Development Bonds                                               26.8%
Housing                                                                    11.2%
Life Care                                                                  10.7%
Assisted Living                                                             9.2%
Hospitals                                                                   8.6%

Portfolio Overview/6/
--------------------------------------------------------------------------------

Number of Issues                                                             106
Average Maturity                                                       24.2 Yrs.
Effective Maturity                                                     11.8 Yrs.
Average Rating                                                               BB+
Average Call                                                            9.6 Yrs.
Average Dollar Price                                                      $98.56

EV Marathon High Yield Municipals Fund as of July 31, 1997
FINANCIAL STATEMENTS (Unaudited)
Statement of Assets and Liabilities


As of July 31, 1997
Assets
--------------------------------------------------------------------------------
Investment in High Yield Municipals Portfolio, at value (Note 1A)
    (identified cost, $146,193,874)                                 $157,767,636
Receivable for Fund shares sold                                          541,659
Deferred organization expenses (Note 1D)                                  28,752
--------------------------------------------------------------------------------
Total assets                                                        $158,338,047
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Dividends payable                                                   $    373,578
Payable for Fund shares redeemed                                         282,004
Payable to affiliate for Trustees' fees (Note 4)                             277
Accrued expenses                                                          36,729
--------------------------------------------------------------------------------
Total liabilities                                                   $    692,588
--------------------------------------------------------------------------------
Net Assets for 14,099,042 shares of
    beneficial interest outstanding                                 $157,645,459
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                     $147,747,619
Accumulated net realized loss on investments
    (computed on the basis of identified cost)                        (1,618,770)
Accumulated distributions in excess of net
    investment income                                                    (57,152)
Net unrealized appreciation of investments (computed
    on the basis of identified cost)                                  11,573,762
--------------------------------------------------------------------------------
Total                                                               $157,645,459
--------------------------------------------------------------------------------


Net Asset Value, Offering and Redemption
Price Per Share (Note 6)
--------------------------------------------------------------------------------
($157,645,459 / 14,099,042 shares of
     beneficial interest outstanding)                               $      11.18
--------------------------------------------------------------------------------


Statement of Operations

For the Six Months Ended
July 31, 1997
Investment Income (Note 1B)
--------------------------------------------------------------------------------
Interest income allocated from Portfolio                            $  5,111,573
Expenses allocated from Portfolio                                       (489,745)
--------------------------------------------------------------------------------
Net investment income from Portfolio                                $  4,621,828
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Compensation of Trustees not members of the
    Administrator's organization (Note 4)                           $      1,817
Distribution fees (Note 5)                                               605,482
Transfer and dividend disbursing agent fees                               60,218
Registration fees                                                         35,922
Printing and postage                                                      21,428
Legal and accounting services                                             11,107
Custodian fee                                                              7,331
Amortization of organization expenses (Note 1D)                            4,681
Miscellaneous                                                              3,911
--------------------------------------------------------------------------------
Total expenses                                                      $    751,897
--------------------------------------------------------------------------------


Net investment income                                               $  3,869,931
--------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)                 $     63,765
    Financial futures contracts                                         (816,730)
--------------------------------------------------------------------------------
Net realized loss on investment transactions                        $   (752,965)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments                                                     $  8,531,682
    Financial futures contracts                                           52,043
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments                                                  $  8,583,725
--------------------------------------------------------------------------------

Net realized and unrealized gain on investments                     $  7,830,760
--------------------------------------------------------------------------------

Net increase in net assets resulting from operations                $ 11,700,691
--------------------------------------------------------------------------------

                       See notes to financial statements

EV Marathon High Yield Municipals Fund as of July 31, 1997
FINANCIAL STATEMENTS CONT'D
Statements of Changes in Net Assets


                                                 Six Months Ended
Increase (Decrease)                              July 31, 1997      Year Ended
in Net Assets                                    (Unaudited)        January 31, 1997
------------------------------------------------------------------------------------
From operations --
    Net investment income                        $   3,869,931      $   4,984,445
    Net realized loss on investments                  (752,965)          (865,805)
    Change in unrealized
        appreciation (depreciation)                  8,583,725          2,149,787
---------------------------------------------------------------------------------
Net increase in net assets
    from operations                              $  11,700,691      $   6,268,427
---------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
    From net investment income                   $  (3,869,931)     $  (4,985,320)
    In excess of net investment income                 (32,271)           (24,881)
    From net realized gain
        on investments                                      --             (5,322)
---------------------------------------------------------------------------------
Total distributions to
    shareholders                                 $  (3,902,202)     $  (5,015,523)
---------------------------------------------------------------------------------
Transactions in shares of beneficial
    interest (Note 3)  --
    Proceeds from sale of shares                 $  34,940,040      $  84,693,070
    Net asset value of shares issued to
        shareholders in payment of
        distributions declared                       1,288,100          1,648,815
    Cost of shares redeemed                         (9,404,696)        (8,090,978)
---------------------------------------------------------------------------------
Net increase in net assets
    from Fund share transactions                 $  26,823,444      $  78,250,907
---------------------------------------------------------------------------------

Net increase in net assets                       $  34,621,933      $  79,503,811
---------------------------------------------------------------------------------


Net Assets
---------------------------------------------------------------------------------
At beginning of period                           $ 123,023,526      $  43,519,715
---------------------------------------------------------------------------------
At end of period                                 $ 157,645,459      $ 123,023,526
---------------------------------------------------------------------------------


Accumulated
distributions in excess of
net investment income
included in net assets
---------------------------------------------------------------------------------
At end of period                                 $     (57,152)     $     (24,881)
---------------------------------------------------------------------------------

                       See notes to financial statements

EV Marathon High Yield Municipals Fund as of July 31, 1997
FINANCIAL STATEMENTS CONT'D
Financial Highlights



                                                                          Six Months
                                                                          Ended                    Year Ended January 31,
                                                                          July 31, 1997     ----------------------------------
                                                                          (Unaudited)         1997                 1996*
------------------------------------------------------------------------------------------------------------------------------
Net asset value --  Beginning of period                                    $  10.620        $  10.650             $ 10.000
------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                      $   0.300        $   0.626             $  0.299
Net realized and unrealized gain (loss) on investments                         0.562           (0.026)               0.657
------------------------------------------------------------------------------------------------------------------------------
Total income from operations                                               $   0.862        $   0.600             $  0.956
------------------------------------------------------------------------------------------------------------------------------


Less distributions
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                 $  (0.300)       $  (0.626)            $ (0.299)
In excess of net investment income                                            (0.002)          (0.003)              (0.007)
From net realized gain on investments                                             --           (0.001)                  --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                        $  (0.302)       $  (0.630)            $ (0.306)
------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period                                           $  11.180        $  10.620             $ 10.650
------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                                               8.29%            5.90%                9.40%
------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data++
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                    $ 157,645        $ 123,024             $ 43,520
Ratio of net expenses to average daily net assets/(2)/                          1.83%+           1.36%                0.88%+
Ratio of net expenses to average daily net assets after custodian fee
    reduction/(2)/                                                              1.81%+           1.32%                0.88%+
Ratio of net investment income to average daily net assets                      5.64%+           5.91%                5.86%+

++ The operating expenses of the Fund and the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:


Ratios (As a percentage of average daily net assets):
    Expenses/(2)/                                                                                 1.73%                1.77%+
    Expenses after custodian fee reduction/(2)/                                                   1.69%                1.77%+
    Net investment income                                                                         5.54%                4.97%+
Net investment income per share                                                              $   0.587             $  0.254
------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
* For the period from the start of business, August 7, 1995 to January 31, 1996.
/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
/(2)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.


                       See notes to financial statements

EV Marathon High Yield Municipals Fund as of July 31, 1997
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  EV Marathon High Yield Municipals Fund (the Fund) is a non-diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in High Yield Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (66.1% at July 31, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments, options and financial future transactions. Accordingly, no provision for federal income or excise tax is necessary. At January 31, 1997, the Fund, for federal income tax purposes, had a capital loss carryover of $79,992, expiring on January 31, 2005, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Dividends paid by the Fund from net tax-exempt interest on municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

  D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

  E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintain with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

  F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  G Other -- Investment transactions are accounted for on a trade date basis.

  H Interim Financial Information -- The interim financial statements relating to July 31, 1997 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

EV Marathon High Yield Municipals Fund as of July 31, 1997
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2 Distributions to Shareholders
  ------------------------------------------------------------------------------
  The net income of the Fund is determined daily, and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis.

  Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
  ------------------------------------------------------------------------------
  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follow:



                                         Six Months         Year
                                         Ended              Ended
                                         July 31, 1997      January 31,
                                         (Unaudited)        1997
  ----------------------------------------------------------------------
  Sales                                      3,272,129        8,113,649
  Issued to shareholders electing to
    receive payments of distributions in
    Fund shares                                120,453          158,020
  Redemptions                                 (877,527)        (772,805)
  ----------------------------------------------------------------------
  Net increase                               2,515,055        7,498,864
  ----------------------------------------------------------------------

4 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services (See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report). Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment advisor fee earned by BMR. Certain of the officers and Trustees of the Fund and the Portfolio are officers and directors/trustees of EVM and BMR.

5 Distribution Plan
  ------------------------------------------------------------------------------
  The Fund has adopted a Distribution plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of
  (i) 5% of the aggregate amount received by the Fund for the shares sold plus,
  (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by amounts of contingent deferred sales charges (see
  Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day in accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid $513,823 to EVD for the six months ended July 31, 1997, representing 0.75% (annualized) of average daily net assets. At July 31, 1997, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $6,370,000.

  In addition, the Plan authorizes the Fund to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for any fiscal year. The Trustees have initially implemented the Plan by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and

EV Marathon High Yield Municipals Fund as of July 31, 1997
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

  Authorized Firms in amounts not expected to exceed 0.25% of the Fund's average daily net assets for each fiscal year based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. During the six months ended July 31, 1997, the Fund paid or accrued service fees to or payable to EVD under the Plan in the amount of $91,659.

6 Contingent Deferred Sales Charge
  ------------------------------------------------------------------------------
  A contingent deferred sales charge (CDSC) is imposed on any redemption of Fund share made within six years of purchase. Generally, the CDSC is based upon the lower of the net assets value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $264,000 of CDSC paid by shareholders for the six months ended July 31, 1997.

7 Investment Transactions
  ------------------------------------------------------------------------------
  Increases and decreases in the Fund's investment in the Portfolio for the six months ended July 31, 1997 aggregated $35,651,152 and $12,877,550, respectively.

High Yield Municipals Portfolio as of July 31, 1997
PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments-- 100.0%


                                                 Principal
                                                 Amount
Security                                         (000 Omitted)      Value
--------------------------------------------------------------------------------

Assisted Living -- 9.2%
--------------------------------------------------------------------------------
Arizona Health Facilities
Authority, Care Institute-Mesa
Project, 7.625%, 1/1/26                          $ 2,500            $  2,503,150

Chester County, PA, IDA, Senior
Life-Choice of Paoli, (AMT), 8.05%,
1/1/24                                             2,000               2,141,660

Chester, PA, IDA, Senior
Life-Choice of Kimberton, (AMT),
8.50%, 9/1/25                                      1,000               1,095,390

Delaware, PA, IDA, Glen Riddle
Project, (AMT), 8.625%, 9/1/25                     1,600               1,768,992

Glen Cove Industrial Development
Agency, NY, The Regency at Glen
Cove, 0.00%, 1/1/13                                1,000                 249,900

Glen Cove Industrial Development
Agency, NY, The Regency at Glen
Cove, 0.00%, 7/1/13                                1,000                 238,910

Glen Cove Industrial Development
Agency, NY, The Regency at Glen
Cove, 0.00%, 1/1/14                                1,000                 228,410

Glen Cove Industrial Development
Agency, NY, The Regency at Glen
Cove, 0.00%, 7/1/14                                1,000                 218,360

Glen Cove Industrial Development
Agency, NY, The Regency at Glen
Cove, 0.00%, 1/1/15                                1,000                 208,760

Glen Cove Industrial Development
Agency, NY, The Regency at Glen
Cove, 0.00%, 7/1/15                                1,000                 199,580

Glen Cove Industrial Development
Agency, NY, The Regency at Glen
Cove, 0.00%, 1/1/16                                1,000                 190,800

Glen Cove Industrial Development
Agency, NY, The Regency at Glen
Cove, 0.00%, 7/1/16                                1,000                 182,410

Glen Cove Industrial Development
Agency, NY, The Regency at Glen
Cove, 0.00%, 1/1/17                                1,000                 174,390

Glen Cove Industrial Development
Agency, NY, The Regency at Glen
Cove, 0.00%, 7/1/17                                1,000                 166,720

Glen Cove Industrial Development
Agency, NY, The Regency at Glen
Cove, 0.00%, 1/1/18                                1,000                 159,390

Glen Cove Industrial Development
Agency, NY, The Regency at Glen
Cove, 0.00%, 7/1/18                                1,000                 152,380

Glen Cove Industrial Development
Agency, NY, The Regency at Glen
Cove, 0.00%, 1/1/19                                1,000                 145,680

Glen Cove Industrial Development
Agency, NY, The Regency at Glen
Cove, 0.00%, 7/1/19                                1,000                 139,270

Illinois Development Finance
Authority, Care Institute, Inc.,
7.80%, 6/1/25                                      3,740               3,864,430

Louisiana Housing Finance Agency,
(HCC Assisted Living Group 1)
(AMT),
9.00%, 3/1/25                                      3,545               3,871,175

New Jersey Economic Development
Authority, The Chelsea at East
Brunswick Project, (AMT), 8.25%,
10/1/20                                            3,500               3,629,395
--------------------------------------------------------------------------------
                                                                    $ 21,529,152
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Cogeneration -- 5.3%
--------------------------------------------------------------------------------
Maryland Energy Cogeneration, AES
Warrior Run Project (AMT), 7.40%,
9/1/19 /(1)/                                     $ 3,500            $  3,791,200

Palm Beach County, FL, Okeelanta
Power L.P. (AMT), 6.85%, 2/15/21                   3,500               2,730,000

Palm Beach County, FL, Osceola
Power Project (AMT), 6.95%, 1/1/22                 2,000               1,350,000

Pennsylvania Economic Development
Financing Authority, Northampton
Generating Project (AMT), 6.60%,
1/1/19                                             3,500               3,619,455

Pennsylvania Economic Development
Financing Authority, Northampton
Generating Project Subordinated,
(AMT), 6.875%, 1/1/11                              1,000               1,034,080
--------------------------------------------------------------------------------
                                                                    $ 12,524,735
--------------------------------------------------------------------------------

Colleges and Universities -- 0.9%
--------------------------------------------------------------------------------
New Hampshire Higher Educational
and Health Facilities Authority,
Colby-Sawyer College, 7.50%, 6/1/26              $ 2,000            $  2,155,200
--------------------------------------------------------------------------------
                                                                    $  2,155,200
--------------------------------------------------------------------------------

Economic Development Revenue -- 0.6%
--------------------------------------------------------------------------------
Pittsfield Township, MI, 8.125%,
8/15/17                                          $ 1,350            $  1,318,815
--------------------------------------------------------------------------------
                                                                    $  1,318,815
--------------------------------------------------------------------------------

Electric Utilities -- 2.3%
--------------------------------------------------------------------------------
Intermountain Power Agency, UT,
Variable Rate, 7/1/11 /(2)/                      $ 2,500            $  2,640,625

New York State Energy, Research and
Development Authority, Long Island
Lighting Co. (AMT), 7.15%, 9/1/19                  2,500               2,711,825
--------------------------------------------------------------------------------
                                                                    $  5,352,450
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 7.3%
--------------------------------------------------------------------------------
Colorado Health Facilities
Authority, Liberty Heights Project,
0.00%, 7/15/20                                   $ 5,575            $  1,615,245

Colorado Health Facilities
Authority, Liberty Heights Project,
0.00%, 7/15/24                                    17,000               3,969,160

Colorado Health Facilities
Authority, Liberty Heights Project,
0.00%, 7/15/22                                    13,445               3,496,910

Cuyahoga County, OH, Judson
Retirement Community, 8.875%,
11/15/19                                           1,500               1,694,970

Dawson Ridge Metropolitan District
#1, Douglas County, CO, (AMT),
0.00%, 10/1/22                                    10,000               2,496,900

Dawson Ridge, Metropolitan District
#1, Douglas County, CO, 0.00%,
10/1/22                                            3,500                 873,915

                       See notes to financial statements

High Yield Municipals Portfolio as of July 31, 1997
PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


                                                 Principal
                                                 Amount
Security                                         (000 Omitted)      Value
--------------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
--------------------------------------------------------------------------------
Illinois Development Finance
Authority, Regency Park Project,
0.00%, 7/15/25                                   $ 3,295            $    709,348

Montgomery County, PA, United
Hospitals, 8.375%, 11/1/11                         1,000               1,111,460

Montgomery County, PA, United
Hospitals, 7.50%, 11/1/15                          1,000               1,075,070
--------------------------------------------------------------------------------
                                                                    $ 17,042,978
--------------------------------------------------------------------------------

Hospitals -- 8.6%
--------------------------------------------------------------------------------
Hidalgo County, TX, Health Services
Corp., Mission Hospital, Inc.,
6.875%, 8/15/26/(1)/                             $ 2,500            $  2,672,575

Louisiana PFA, General Health
Systems Project, 6.80%, 11/1/16/(1)/               3,000               3,252,780

Massachusetts HEFA,
Milford-Whitinsville Hospital,
7.75%, 7/15/17                                     3,000               3,284,820

Philadelphia, PA, (Graduate Health
System), 6.625%, 7/1/21                            2,205               2,294,126

Prince George's, MD, Greater
Southeast Healthcare System,
6.375%, 1/1/23/(1)/                                2,650               2,715,614

San Bernadino, CA, San Bernadino
Community Hospital, 7.875%, 12/1/08                1,000               1,046,260

San Bernadino, CA, San Bernadino
Community Hospital, 7.875%, 12/1/19                1,325               1,386,295

Scranton-Lackawanna, PA, Health and
Welfare Authority, Moses Taylor
Hospital, 8.50%, 7/1/20/(1)/                       1,500               1,754,340

Wells County, IN, Caylor-Nickel
Medical Center, 8.75%, 4/15/12                     1,500               1,751,010
--------------------------------------------------------------------------------
                                                                    $ 20,157,820
--------------------------------------------------------------------------------

Housing -- 11.2%
--------------------------------------------------------------------------------
Colorado Housing and Finance
Authority, Single Family Housing,
(AMT), 7.65%, 12/1/25                            $ 4,735            $  5,333,314

Cuyahoga County, OH, Rolling Hills
Apartment Project, 8.00%, 1/1/28                   2,450               2,449,731

Florence, KY Housing Facilities,
7.625%, 5/1/27                                     2,430               2,464,385

Lucas County, OH, County Creek
Project (AMT), 8.00%, 7/1/26                       3,780               3,733,468

Maricopa County, AZ, IDA, Place
Five and The Greenery Projects,
6.625%, 1/1/27                                     2,500               2,625,525

Maricopa County, AZ, IDA, Place
Five and The Greenery Projects,
8.625%, 1/1/11                                     1,725               1,757,620

Santa Fe, NM, 1st Interstate Plaza
Project, 8.00%, 7/1/13                             3,388               3,650,738

Santa Fe, NM, Crow Hobbs Project,
8.50%, 9/1/16                                      3,300               3,637,260

Texas Department of Housing and
Community Affairs, NHP
Foundation-Asmara Project,
6.40%, 1/1/27                                        550                 575,372
--------------------------------------------------------------------------------
                                                                    $ 26,227,413
--------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 26.8%
--------------------------------------------------------------------------------
ABIA Development Corp., Austin
Cargoport Development, L.L.C.
Project (AMT), 9.25%, 10/1/21                    $ 2,815            $  3,102,102

Camden County, NJ, Holt Hauling and
Warehousing System, Inc. Project
(AMT), 9.875%, 1/1/21                              2,000               2,350,120

Carbon County, UT, (Laidlaw
Environmental Services Inc.),
7.45%, 7/1/17                                      3,900               4,036,110

Florence County, SC, Stone
Container Company, 7.375%, 2/1/07                  1,895               2,014,631

Hancock County, KY, Southwire Co.,
(AMT), 7.75%, 7/1/26                               2,700               2,868,021

Kansas City, MO, IDA, AFCO Cargo
(AMT), 8.50%, 1/1/17                               4,095               4,588,201

Kimball, NE, Economic Development
Authority, Clean Harbors Inc.
(AMT), 10.75%, 9/1/26                              3,000               3,256,260

Michigan Strategic Fund, (S.D.
Warren Co.) (AMT), 7.375%, 1/15/22                 3,500               3,761,940

Mobile, AL, Mobile Energy Project,
6.95%, 1/1/20                                      1,000               1,097,120

Morgantown, KY, IMCO Recyclying
Inc., 7.45%, 5/1/22                                3,400               3,538,618

New Albany, IN, IDA, K-Mart Co.,
7.40%, 6/1/06                                      1,095               1,176,895

New Hampshire Business Finance
Authority, Crown Paper Co. (AMT),
7.875%, 7/1/26                                     2,750               3,020,930

New Hampshire, Public Service Co.
of NH, 7.65%, 5/1/21                               3,420               3,577,081

New Jersey EDA, (777 Pattison Ave.,
Inc.), (AMT), 8.95%, 12/15/18                        500                 552,530

New Jersey EDA, Holt Hauling and
Warehousing System, Inc., 7.90%,
3/1/27                                             4,000               4,320,200

Ohio Solid Waste Revenue, Republic
Engineered Steels Inc., (AMT),
9.00%, 6/1/21                                      4,000               4,159,080

Osceola County, IDA, Community
Pooled Loan-93, 7.75%, 7/1/17                      2,000               2,112,920

Perry County, KY, TJ International
Inc., 6.55%, 4/15/27                               2,000               2,119,840

Philadelphia, PA, (Refrigerated
Enterprises) (AMT), 9.05%, 12/1/19                   500                 554,455

                       See notes to financial statements

High Yield Municipals Portfolio as of July 31, 1997
PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


                                                 Principal
                                                 Amount
Security                                         (000 Omitted)      Value
--------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue (continued)
--------------------------------------------------------------------------------
Riverdale Village, IL, ACME Metals,
Inc. Project (AMT), 7.95%, 4/1/25                $ 3,345            $  3,589,921

Robbins, IL, Resource Recovery,
8.375%, 10/15/16                                   3,500               3,746,925

Skowhegan, ME, S. D. Warren Co.,
6.65%, 10/15/15                                    3,000               3,084,270
--------------------------------------------------------------------------------
                                                                    $ 62,628,170
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 1.3%
--------------------------------------------------------------------------------
Detroit, MI, Sewer Revenue, (FGIC),
Variable Rate, 7/1/23/(2)/                       $ 3,000            $  3,165,000
--------------------------------------------------------------------------------
                                                                    $  3,165,000
--------------------------------------------------------------------------------

Lease Revenue / Certificates of Participation -- 1.9%
--------------------------------------------------------------------------------
Hardeman County, TN, Correctional
Facilities Corp., 7.75%, 8/1/17                  $ 4,000            $  4,373,120
--------------------------------------------------------------------------------
                                                                    $  4,373,120
--------------------------------------------------------------------------------

Lease Revenue / Certificates of Participation -- 1.1%
--------------------------------------------------------------------------------
Los Angeles, CA, COP, Disney
Parking Project, 0.00%, 9/1/19                   $ 9,190            $  2,517,601
--------------------------------------------------------------------------------
                                                                    $  2,517,601
--------------------------------------------------------------------------------

Life Care -- 10.7%
--------------------------------------------------------------------------------
Delaware County, PA, White Horse
Village, 7.30%, 7/1/14                           $ 3,500            $  3,694,635

Kansas City, MO, IDA, Kingswood
United Methodist Manor, 9.00%,
11/15/13                                           4,000               4,429,399

Saint Tammany, LA, Public Finance,
Christwood Project, 9.00%, 11/15/25                3,955               4,335,708

Tax Exempt Securities Trust, 8.50%,
12/1/36                                            2,382               2,526,587

Tax Exempt Securities Trust, 8.81%,
12/1/36                                            2,000               2,197,200

Tax Exempt Securities Trust, 7.00%,
12/1/36                                            1,330               1,400,796

Tax Exempt Securities Trust, 8.70%,
12/1/36                                            1,000               1,088,640

Tax Exempt Securities Trust, 7.00%,
12/1/36                                            1,100               1,100,000

Tax Exempt Securities Trust, 8.875%,
12/1/36                                              600                 600,000

Tax Exempt Securities Trust, 6.75%,
12/1/36                                            2,580               2,663,669

Tax Exempt Securities Trust, 8.375%,
12/31/36                                             860                 914,722
--------------------------------------------------------------------------------
                                                                    $ 24,951,356
--------------------------------------------------------------------------------

Miscellaneous -- 1.6%
--------------------------------------------------------------------------------
Atlanta, GA, Downtown Development
Authority, Central Atlanta
Hospitality Childcare, Inc., 8.00%,
1/1/26                                           $ 3,765            $  3,846,211
--------------------------------------------------------------------------------
                                                                    $  3,846,211
--------------------------------------------------------------------------------

Nursing Homes -- 6.5%
--------------------------------------------------------------------------------
Greene County, OH, IDA, Fairview
Extended Care, 10.125%, 1/1/11                   $ 1,220            $  1,446,676

Kansas City, MO, IDA, Beverly
Enterprises, 8.00%, 12/1/02                        2,175               2,315,048

Massachusetts HEFA, Fairview
Extended Care, 10.125%, 1/1/11                     1,790               2,028,285

Massachusetts IFA, AGE, Institute
of Massachusetts, 8.05%, 11/1/25                   2,500               2,642,950

Mississippi Business Finance Corp.,
Magnolia Healthcare, 7.99%, 7/1/25                 1,200               1,258,164

Westmoreland, PA, (Highland Health
Systems, Inc.), 9.25%, 6/1/22                      3,500               3,922,590

Wilkins Area, PA, IDA, (Fairview
Extended Care), 10.25%, 1/1/21                     1,250               1,487,100
--------------------------------------------------------------------------------
                                                                    $ 15,100,813
--------------------------------------------------------------------------------

Special Tax Revenue -- 1.7%
--------------------------------------------------------------------------------
Cottonwood Water & Sanitation
District, General Obligation,
7.75%, 12/1/20                                   $ 3,800            $  3,944,552
--------------------------------------------------------------------------------
                                                                    $  3,944,552
--------------------------------------------------------------------------------

Transportation -- 2.0%
--------------------------------------------------------------------------------
Eagle County, CO, Airport Terminal
Project, 7.50%, 5/1/21                           $   500            $    530,760

San Joaquin Hills, CA, Toll Road
Revenue Bonds, 0.00%, 1/1/25                      10,000               2,139,000

San Joaquin Hills, CA, Toll Road
Revenue Bonds, 0.00%, 1/1/26                      10,000               2,022,000
--------------------------------------------------------------------------------
                                                                    $  4,691,760
--------------------------------------------------------------------------------

                       See notes to financial statements

High Yield Municipals Portfolio as of July 31, 1997
PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


                                                 Principal
                                                 Amount
Security                                         (000 Omitted)      Value
--------------------------------------------------------------------------------

Utilities -- 1.0%
--------------------------------------------------------------------------------
Southern California Public Power
Authority, Variable Rate, 7/1/12/(2)/            $ 2,000            $  2,257,500
--------------------------------------------------------------------------------
                                                                    $  2,257,500
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
    (identified cost $216,107,640)                                  $233,784,646
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

At July 31, 1997, the concentration of the Portfolio's investments in various states determined as a percentage of total investments is as follows:
Pennsylvania                                                   10%
Others, representing less than 10% individually                90%

/(1)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

/(2)/ Security has been issued as an inverse floater bond.

                       See notes to financial statements

High Yield Municipals Portfolio as of July 31, 1997
FINANCIAL STATEMENTS (Unaudited)
Statement of Assets and Liabilities


As of July 31, 1997
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $216,107,640)                                 $233,784,646
Cash                                                                   2,519,299
Interest receivable                                                    3,378,120
Deferred organization expenses (Note 1D)                                   8,526
--------------------------------------------------------------------------------
Total assets                                                        $239,690,591
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                   $    856,681
Payable for daily variation margin on open
    financial futures contracts (Note 1E)                                 37,500
Payable to affiliate -
    Trustees' fees (Note 2)                                                  956
Accrued expenses                                                          22,162
--------------------------------------------------------------------------------
Total liabilities                                                   $    917,299
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in
    Portfolio                                                       $238,773,292
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals             $221,375,604
Net unrealized appreciation of investments (computed
    on the basis of identified cost)                                  17,397,688
--------------------------------------------------------------------------------
Total                                                               $238,773,292
--------------------------------------------------------------------------------

Statement of Operations

For the Six Months Ended
July 31, 1997
Investment Income (Note 1B)
--------------------------------------------------------------------------------
Interest income                                                     $  7,583,522
--------------------------------------------------------------------------------
Total income                                                        $  7,583,522
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                     $    621,102
Compensation of Trustees not members of the
    Investment Adviser's organization (Note 2)                             5,940
Custodian fee (Note 1H)                                                   55,962
Legal and accounting services                                             25,133
Amortization of organization expenses (Note 1D)                              726
Miscellaneous                                                             32,357
--------------------------------------------------------------------------------
Total expenses                                                      $    741,220
--------------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee (1H)                                 $     14,928
--------------------------------------------------------------------------------
Total expense reductions                                            $     14,928
--------------------------------------------------------------------------------


Net expenses                                                        $    726,292
--------------------------------------------------------------------------------


Net investment income                                               $  6,857,230
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)                 $     94,218
    Financial futures contracts                                       (1,212,846)
--------------------------------------------------------------------------------
Net realized loss on investments                                    $ (1,118,628)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                             $ 12,778,228
    Financial futures contracts                                           63,426
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                $ 12,841,654
--------------------------------------------------------------------------------

Net realized and unrealized gain on investments                     $ 11,723,026
--------------------------------------------------------------------------------

Net increase in net assets resulting from operations                $ 18,580,256
--------------------------------------------------------------------------------

                       See notes to financial statements

High Yield Municipals Portfolio as of July 31, 1997
FINANCIAL STATEMENTS CONT'D
Statements of Changes in Net Assets


                                                 Six Months
                                                 Ended
Increase (Decrease)                              July 31, 1997      Year Ended
in Net Assets                                    (Unaudited)        January 31, 1997
--------------------------------------------------------------------------------

From operations --
    Net investment income                        $  6,857,230       $   8,918,825
    Net realized loss
        on investments                             (1,118,628)         (1,259,590)
    Change in unrealized
        appreciation (depreciation)                12,841,654           2,904,425
--------------------------------------------------------------------------------
Net increase in net assets
    from operations                              $ 18,580,256       $  10,563,660
--------------------------------------------------------------------------------
Capital transactions --
    Contributions                                $ 60,248,452       $ 118,977,124
    Withdrawals                                   (20,755,875)        (20,917,792)
--------------------------------------------------------------------------------
Net increase in net assets
    from capital transactions                    $ 39,492,577       $  98,059,332
--------------------------------------------------------------------------------

Net increase in net assets                       $ 58,072,833       $ 108,622,992
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                           $180,700,459       $  72,077,467
--------------------------------------------------------------------------------
At end of period                                 $238,773,292       $ 180,700,459
--------------------------------------------------------------------------------

                       See notes to financial statements

High Yield Municipals Portfolio as of July 31, 1997
FINANCIAL STATEMENTS CONT'D
Supplementary Data


                                                                               Six Months Ended         Year Ended January 31,
                                                                               July 31, 1997       -------------------------------
                                                                               (Unaudited)             1997              1996*
----------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets++
------------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                             0.73%+             0.34%             0.06%+
Expenses after custodian fee reduction                                               0.71%+             0.30%             0.06%+
Net investment income                                                                6.73%+             6.96%             6.95%+
Portfolio Turnover                                                                      4%                41%               32%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                                         $238,773          $ 180,700          $ 72,077
------------------------------------------------------------------------------------------------------------------------------------

++ The operating expenses of the Portfolio may reflect a reduction of the Investment Adviser fee. Had such action not been taken, the ratios would have been as follows:

Expenses                                                                                                0.71%             0.71%+
Expenses after custodian fee reduction                                                                  0.67%             0.71%+
Net investment income                                                                                   6.59%             6.30%+
------------------------------------------------------------------------------------------------------------------------------------

+  Annualized.
*  For the period from the start of business, August 7, 1995 to January 31, 1996


                       See notes to financial statements

High Yield Municipals Portfolio as of July 31, 1997
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  High Yield Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1995, seeks to provide high current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

  C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of the income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

  D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated futures changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

  F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

  G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on when-issued or delayed delivery basis are marked to market daily and begin accruing interest on settlement date.

  H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

High Yield Municipals Portfolio as of July 31, 1997
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

  I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  J Other -- Investment transactions are accounted for on a trade date basis.

  K Interim Financial Information -- The interim financial statements relating to July 31, 1997 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e. income other than gains from the sales of securities). For the six months ended July 31, 1997, the fee was equivalent to 0.60% (annualized) of the Portfolio's average net assets for such period and amounted to $621,102. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended July 31, 1997, no significant amounts have been deferred.

3 Investments
  ------------------------------------------------------------------------------
  Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $51,038,720 and $8,436,955, respectively, for the six months ended July 31, 1997.

4 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investments owned at July 31, 1997, as computed on a federal income tax basis, were as follows:

   Aggregate cost                                                   $216,107,640
  ------------------------------------------------------------------------------
   Gross unrealized appreciation                                     $18,611,032
   Gross unrealized depreciation                                         934,026
  ------------------------------------------------------------------------------
   Net unrealized appreciation                                       $17,677,006
  ------------------------------------------------------------------------------

5 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate, Eurodollar rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six-months ended July 31, 1997.

6 Financial Instruments
  ------------------------------------------------------------------------------
  The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 1997 is as follows:




   Futures
   Contracts                                                   Net Unrealized
   Expiration                                                  Appreciation
   Date              Contracts                   Position      (Depreciation)
  ------------------------------------------------------------------------------
   9/97              100 U.S. Treasury Bonds     Short         $(279,318)

EV Marathon High Yield Municipals Fund as of July 31, 1997
INVESTMENT MANAGEMENT


EV Marathon High Yield Municipals Fund

Officers                                                Independent Trustees
Thomas J. Fetter                                        Donald R. Dwight
President                                               President, Dwight Partners, Inc.
                                                        Chairman, Newspapers of New England, Inc.
James B. Hawkes
Vice President and Trustee                              Samuel L. Hayes, III
                                                        Jacob H. Schiff Professor of Investment
Robert B. MacIntosh, CFA                                Banking, Harvard University Graduate School of
Vice President                                          Business Administration

James L. O'Connor                                       Norton H. Reamer
Treasurer                                               President and Director, United Asset
                                                        Management Corporation
Alan R. Dyner
Secretary                                               John L. Thorndike
                                                        Formerly Director, Fiduciary Company Incorporated

                                                        Jack L. Treynor
                                                        Investment Adviser and Consultant


High Yield Municipals Portfolio


Officers                                                Independent Trustees
Thomas J. Fetter                                        Donald R. Dwight
President                                               President, Dwight Partners, Inc.
                                                        Chairman, Newspapers of New England, Inc.
James B. Hawkes
Vice President and Trustee                              Samuel L. Hayes, III
                                                        Jacob H. Schiff Professor of Investment
Thomas Metzold                                          Banking, Harvard University Graduate School of
Vice President and Portfolio                            Business Administration
Manager
                                                        Norton H. Reamer
James L. O'Connor                                       President and Director, United Asset
Treasurer                                               Management Corporation

Alan R. Dynner                                          John L. Thorndike
Secretary                                               Formerly Director, Fiduciary Company Incorporated

                                                        Jack L. Treynor
                                                        Investment Adviser and Consultant

                       This Page Intentionally Left Blank

Investment Advisor of
High Yield Municipals Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of
EV Marathon High Yield Municipals Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

Transfer Agent
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123




EV Marathon High Yield Fund
24 Federal Street
Boston, MA 02110

--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
                                                                    M-HYSRC-9/97